Victory Munder International Fund-Core Equity
Victory Munder International Fund-Core Equity
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and inInvesting with Victory on page 11 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 38 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Munder International Fund-Core Equity	Class A		Class C		Class I	Class R6		Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	[1]	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[2]	1.00%	[3]	none	none	[1]	none
[1]	Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this prospectus.
[2]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 14 of the Prospectus.
[3]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Munder International Fund-Core Equity		Class A	Class C	Class I	Class R6		Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%	[1]	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	none	none	[1]	none
Other Expenses		0.94%	1.66%	7.72%	14.39%	[1]	0.55%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%	0.02%	[1]	0.02%
Total Annual Fund Operating Expense		2.01%	3.48%	8.54%	15.21%	[1]	1.37%
Fee Waiver/Expense Reimbursement		(0.52%)	(1.24%)	(7.56%)	(14.23%)	[1]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.49%	2.24%	0.98%	0.98%	[1]	1.24%
[1]	Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this prospectus.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A, C, I and Y shares of the Fund (excluding Acquired Fund Fees and Expenses and certain items such as interest, taxes and brokerage commissions) do not exceed the total net annual operating expenses of, respectively, Class A, C, I and Y shares of the Fund's predecessor, a series of the Munder Series Trust that was managed by Munder Capital Management ("MST Munder International Fund - Core Equity"), as of June 30, 2014. This agreement will remain in place for two years after the reorganization of the MST Munder International Fund - Core Equity into the Fund (through October 31, 2016). As a result of this agreement, during that two year period, total annual operating expenses of the Fund's Class A, C, I and Y shares will not exceed 1.47%, 2.22%, 0.96% and 1.22%, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) of Class R6 shares does not exceed 0.96% until at least October 31, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Munder International Fund-Core Equity (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	718	1,072	1,503	2,697
Class C	327	831	1,588	3,585
Class I	100	1,112	2,832	6,627
Class R6	100	312	3,395	8,736
Class Y	126	408	724	1,623

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Munder International Fund-Core Equity Class C	227	831	1,588	3,585

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the MST Munder International Fund — Core Equity, predecessor to the Fund, was 61% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues long-term growth of capital in the Fund by investing primarily in securities of companies in countries represented in the MSCI ACWI ex USA Index, but may also invest in companies from other countries.

Under normal circumstances, at least 80% of the Fund's net assets will be invested in equity securities (i.e., common stocks, depositary receipts, preferred stocks, convertible securities and rights and warrants). The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The Adviser employs a bottom-up investment approach that emphasizes individual stock selection. The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI ACWI ex USA Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

The Fund's investment allocation to countries and sectors tends to closely approximate the country and sector allocations of the MSCI ACWI ex USA Index, which may focus its exposure in one or more countries, regions or sectors. The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed markets countries (excluding the US) and 23 emerging markets countries. The Index covers approximately 85% of the global equity opportunity set outside the US. The Fund normally invests in a minimum of ten countries.

There is no limit on the market capitalization in which the Fund may invest; therefore, the Fund's investments may include small-, mid- and large-capitalization companies.

The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  The portfolio manager may not execute the Fund's principal investment strategy effectively.

■  A company's earnings may not increase as expected.

■  Foreign securities (including depositary receipts) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

■  The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

■  Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

■  Smaller companies may lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI ACWI ex USA Index . We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A, Class C, Class I and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class I and Class Y shares of the MST Munder International Fund — Core Equity, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund's performance has not been restated to reflect any differences in the expenses of the MST Munder International Fund — Core Equity. The MST Munder International Fund — Core Equity commenced operations, and the Class A, Class C, Class I and Class Y shares were first offered on August 17, 2007. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the MST Munder International Fund — Core Equity Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.)

Highest/lowest quarterly results during this time period were: Highest 21.92% (quarter ended June 30, 2009) Lowest -23.95% (quarter ended September 30, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2014)
Average Annual Returns Victory Munder International Fund-Core Equity	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class Y	(2.23%)	6.01%	(1.33%)	[1]	Aug. 17, 2007
Class A	(7.88%)	4.55%	(2.32%)	[1]	Aug. 17, 2007
Class C	(4.06%)	4.93%	(2.34%)	[1]	Aug. 17, 2007
Class I	(1.99%)	6.32%	(1.06%)	[1]	Aug. 17, 2007
After Taxes on Distributions Class Y	(2.36%)	5.33%	(1.80%)	[1]
After Taxes on Distributions and Sale of Fund Shares Class Y	(0.82%)	5.13%	(0.65%)	[1]
MSCI ACWI ex USA Index Index returns reflect no deduction for fees, expenses, or taxes.	(3.44%)	4.89%	1.73%	[1]	Aug. 17, 2007
[1]	Inception date of the MST Munder International Fund - Core Equity is August 17, 2007.